Share-Based Compensation - Schedule of share-based compensation expenses recognized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 33,979	$ 5,208	¥ 48,672	¥ 12,005
Cost of revenues [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	728	112
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	20,376	3,122	31,907	8,803
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	996	153	1,479	95
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 11,879	$ 1,821	¥ 15,286	¥ 3,107